Acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

At November 16, 2015
(in thousands)

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$2,121
Current assets, other than cash	57
Intangible assets	732
Current liabilities	(5)
Deferred income tax liabilities	(124)
Total identifiable net assets acquired	2,781
Noncontrolling interests	(1,001)
Total consideration paid	$1,780

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma results of operations for the year ended December 31, 2015 were presented as if the acquisition had been consummated at the beginning of 2015 (dollars in thousands except per share amounts):

For the year ended December 31, 2015 (unaudited)

Net revenues	$691,789
Net income attributable to Himax Technologies, Inc. stockholders	$25,128
Basic and diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.07